Parent Entity Financial Information	12 Months Ended
Jun. 30, 2025
Parent Entity Financial Information [Abstract]
PARENT ENTITY FINANCIAL INFORMATION

24. PARENT ENTITY FINANCIAL INFORMATION

The individual financial statements for the parent entity show the following aggregate amounts:

	June 30,
	2025	2024
Statement of financial position
Current assets	44,678,130	19,018,719
Non-current assets	68,329	147,018
Total assets	44,746,459	19,165,737

Current liabilities	(3,514,494)	(5,101,935)
Non-current liabilities	(1,421)	(1,151,157)
Total liabilities	(3,515,915)	(6,253,092)

Shareholders’ equity
Contributed equity	262,948,046	223,151,570
Reserves	5,342,304	4,806,203
Accumulated losses	(227,059,806)	(215,045,128)

Total equity	41,230,544	12,912,645

Statement of profit or loss and other comprehensive loss
Loss for the year	(12,448,395)	(19,355,765)

Total comprehensive loss for the year	(12,448,395)	(19,355,765)